Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Summarize Changes in Accumulated Other Comprehensive Income (Loss)
The following tables summarize changes in accumulated other comprehensive income (loss) by component during the three months ended September 30, 2023 and 2022 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at June 30, 2022	$(39)	$(36)	$(75)
Other comprehensive income (loss) before reclassifications	444	(129)	315
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	—	(2)
Tax effect	111	—	111

Balances at September 30, 2022	$514	$(165)	$349

Balances at June 30, 2023	$(284)	$(49)	$(333)
Other comprehensive income (loss) before reclassifications	(7)	(50)	(57)
Amounts reclassified from accumulated other comprehensive income (loss)	157	—	157
Tax effect	38	—	38

Balances at September 30, 2023	$(96)	$(99)	$(195)

The following tables summarize changes in accumulated other comprehensive income (loss) by component during the nine months ended September 30, 2023 and 2022 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2021	$(32)	$11	$(21)
Other comprehensive loss before reclassifications	295	(176)	119
Amounts reclassified from accumulated other comprehensive income (loss)	141	—	141
Tax effect	110	—	110

Balances at September 30, 2022	$514	$(165)	$349

Balances at December 31, 2022	$131	$(94)	$37
Other comprehensive income (loss) before reclassifications	(314)	(5)	(319)
Amounts reclassified from accumulated other comprehensive income (loss)	131	—	131
Tax effect	(44)	—	(44)

Balances at September 30, 2023	$(96)	$(99)	$(195)

The following tables summarize changes in accumulated other comprehensive income (loss), net of tax (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2019	$(99)	$111	$12
Other comprehensive loss before reclassifications	(289)	(67)	(356)
Amounts reclassified from accumulated other comprehensive income (loss)	92	—	92
Tax effect	50	—	50

Balances at December 31, 2020	$(246)	$44	$(202)

Other comprehensive loss before reclassifications	(218)	(33)	(251)
Amounts reclassified from accumulated other comprehensive income (loss)	550	—	550
Tax effect	(118)	—	(118)

Balances at December 31, 2021	$(32)	$11	$(21)

Other comprehensive income (loss) before reclassifications	24	(105)	(81)
Amounts reclassified from accumulated other comprehensive income (loss)	108	—	108
Tax effect	31	—	31

Balances at December 31, 2022	$131	$(94)	$37